Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	RIVERNORTH FUNDS
Entity Central Index Key	0001370177
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000145024
Shareholder Report [Line Items]
Fund Name	RIVERNORTH CORE OPPORTUNITY FUND
Class Name	CLASS I
Trading Symbol	RNCIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.rivernorth.com/investments/rncix-rncox/. You can also request this information by contacting us at 888.848.7569.
Additional Information Phone Number	888.848.7569
Additional Information Website	https://www.rivernorth.com/investments/rncix-rncox/
Expenses [Text Block]

WHAT WERE THE FUND'S COST FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COST OF A $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
RiverNorth Core Opportunity Fund - Class I	$163	1.58%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.58%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM LAST YEAR?

For the fiscal year ended September 30, 2024, the Fund’s exposure to closed-end funds (CEFs) was the primary driver of returns. Deconstructing the Fund’s CEF portfolio further, exposure to the underlying net asset values (NAV) contributed the most to performance over the period, with CEF discount narrowing also contributing significant positive returns.

The Fund also experienced positive absolute contribution from its exposure to exchange traded funds , investment company debt and business development companies. However, these asset classes contributed negatively to performance on a relative basis when compared against the Fund’s primary benchmark.

CEF investor sentiment continues to improve, bolstered to some extent by the Federal Reserve's September interest rate cut, which was the first since the pandemic. While CEF discounts have moved towards longer-term averages, we believe there are still opportunities for further discount narrowing from here. To that end, we believe the Fund is positioned well to take advantage of CEF trading opportunities as they present themselves. Additionally, our view is that owning CEFs trading at a discount is an excellent source of incremental yield and potential capital appreciation, relative to owning the underlying assets directly.

Line Graph [Table Text Block]
	Class I - $200,717	S&P 500 Total Return Index - $350,980	Bloomberg US Aggregate Bond Index - $120,045	60% S&P 500 and 40% Bloomberg US Aggregate - $234,326
9/30/2014	$100,000	$100,000	$100,000	$100,000
3/31/2015	$103,232	$105,930	$103,430	$105,022
9/30/2015	$92,499	$99,385	$102,941	$100,953
3/31/2016	$97,175	$107,818	$105,457	$107,220
9/30/2016	$106,608	$114,721	$108,286	$112,491
3/31/2017	$113,928	$126,333	$105,922	$118,220
9/30/2017	$122,395	$136,070	$108,365	$124,753
3/31/2018	$125,363	$144,010	$107,196	$128,634
9/30/2018	$129,638	$160,440	$107,047	$137,214
3/31/2019	$129,266	$157,686	$111,999	$138,648
9/30/2019	$134,190	$167,265	$118,069	$146,954
3/31/2020	$106,509	$146,682	$122,005	$138,106
9/30/2020	$130,169	$192,605	$126,315	$165,324
3/31/2021	$162,959	$229,340	$122,872	$181,898
9/30/2021	$173,072	$250,395	$125,185	$193,290
3/31/2022	$169,797	$265,223	$117,770	$195,541
9/30/2022	$144,162	$211,654	$106,908	$164,592
3/31/2023	$160,011	$244,725	$112,136	$183,312
9/30/2023	$160,553	$257,408	$107,597	$186,003
3/31/2024	$187,755	$317,852	$114,041	$216,251
9/30/2024	$200,717	$350,980	$120,045	$234,326

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

RiverNorth Core Opportunity Fund	1 Year	5 Year	10 Year
Class I	25.02%	8.39%	7.22%
S&P 500 Total Return Index	36.35%	15.98%	13.38%
Bloomberg US Aggregate Bond Index	11.57%	0.33%	1.84%
60% S&P 500 and 40% Bloomberg US Aggregate	25.98%	9.78%	8.89%

Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 455,333
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$45,657,824 # of Portfolio Holdings44 Portfolio Turnover Rate (Class I)41% Advisory Fees Paid$455,333
Holdings [Text Block]

INVESTMENT VEHICLE ALLOCATION

As of September 30, 2024

(percentages are based on total investments)

Value	Value
Closed-End Funds	71.51%
Short-Term Investments	13.63%
Exchange Traded Funds	7.95%
U.S. Corporate Bonds	2.57%
U.S. Government Bonds and Notes	2.19%
Closed-End Funds - Preferred Shares	0.84%
Business Development Companies	0.80%
Business Development Company Notes	0.43%
Warrants	0.01%
Rights	0.00%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.
C000037794
Shareholder Report [Line Items]
Fund Name	RIVERNORTH CORE OPPORTUNITY FUND
Class Name	CLASS R
Trading Symbol	RNCOX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.rivernorth.com/investments/rncix-rncox/. You can also request this information by contacting us at 888.848.7569.
Additional Information Phone Number	888.848.7569
Additional Information Website	https://www.rivernorth.com/investments/rncix-rncox/
Expenses [Text Block]

WHAT WERE THE FUND'S COST FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COST OF A $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
RiverNorth Core Opportunity Fund - Class R	$190	1.84%

Expenses Paid, Amount	$ 190
Expense Ratio, Percent	1.84%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM LAST YEAR?

For the fiscal year ended September 30, 2024, the Fund’s exposure to closed-end funds (CEFs) was the primary driver of returns. Deconstructing the Fund’s CEF portfolio further, exposure to the underlying net asset values (NAV) contributed the most to performance over the period, with CEF discount narrowing also contributing significant positive returns.

The Fund also experienced positive absolute contribution from its exposure to exchange traded funds , investment company debt and business development companies. However, these asset classes contributed negatively to performance on a relative basis when compared against the Fund’s primary benchmark.

CEF investor sentiment continues to improve, bolstered to some extent by the Federal Reserve's September interest rate cut, which was the first since the pandemic. While CEF discounts have moved towards longer-term averages, we believe there are still opportunities for further discount narrowing from here. To that end, we believe the Fund is positioned well to take advantage of CEF trading opportunities as they present themselves. Additionally, our view is that owning CEFs trading at a discount is an excellent source of incremental yield and potential capital appreciation, relative to owning the underlying assets directly.

Line Graph [Table Text Block]
	Class R - $19,612	S&P 500 Total Return Index - $35,098	Bloomberg US Aggregate Bond Index - $12,004	60% S&P 500 and 40% Bloomberg US Aggregate - $23,433
9/30/2014	$10,000	$10,000	$10,000	$10,000
3/31/2015	$10,316	$10,593	$10,343	$10,502
9/30/2015	$9,233	$9,939	$10,294	$10,095
3/31/2016	$9,688	$10,782	$10,546	$10,722
9/30/2016	$10,615	$11,472	$10,829	$11,249
3/31/2017	$11,329	$12,633	$10,592	$11,822
9/30/2017	$12,155	$13,607	$10,836	$12,475
3/31/2018	$12,443	$14,401	$10,720	$12,863
9/30/2018	$12,849	$16,044	$10,705	$13,721
3/31/2019	$12,794	$15,769	$11,200	$13,865
9/30/2019	$13,264	$16,727	$11,807	$14,695
3/31/2020	$10,518	$14,668	$12,201	$13,811
9/30/2020	$12,835	$19,260	$12,632	$16,532
3/31/2021	$16,043	$22,934	$12,287	$18,190
9/30/2021	$17,016	$25,040	$12,518	$19,329
3/31/2022	$16,677	$26,522	$11,777	$19,554
9/30/2022	$14,145	$21,165	$10,691	$16,459
3/31/2023	$15,678	$24,472	$11,214	$18,331
9/30/2023	$15,711	$25,741	$10,760	$18,600
3/31/2024	$18,346	$31,785	$11,404	$21,625
9/30/2024	$19,612	$35,098	$12,004	$23,433

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

RiverNorth Core Opportunity Fund	1 Year	5 Year	10 Year
Class R	24.83%	8.14%	6.97%
S&P 500 Total Return Index	36.35%	15.98%	13.38%
Bloomberg US Aggregate Bond Index	11.57%	0.33%	1.84%
60% S&P 500 and 40% Bloomberg US Aggregate	25.98%	9.78%	8.89%

Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 455,333
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$45,657,824 # of Portfolio Holdings44 Portfolio Turnover Rate (Class R)41% Advisory Fees Paid$455,333
Holdings [Text Block]

INVESTMENT VEHICLE ALLOCATION

As of September 30, 2024

(percentages are based on total investments)

Value	Value
Closed-End Funds	71.51%
Short-Term Investments	13.63%
Exchange Traded Funds	7.95%
U.S. Corporate Bonds	2.57%
U.S. Government Bonds and Notes	2.19%
Closed-End Funds - Preferred Shares	0.84%
Business Development Companies	0.80%
Business Development Company Notes	0.43%
Warrants	0.01%
Rights	0.00%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.
C000095455
Shareholder Report [Line Items]
Fund Name	RIVERNORTH/DOUBLELINE STRATEGIC INCOME FUND
Class Name	CLASS I
Trading Symbol	RNSIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.rivernorth.com/investments/rnsix-rndlx/. You can also request this information by contacting us at 888.848.7569.
Additional Information Phone Number	888.848.7569
Additional Information Website	https://www.rivernorth.com/investments/rnsix-rndlx/
Expenses [Text Block]

WHAT WERE THE FUND'S COST FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COST OF A $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
RiverNorth/DoubleLine Strategic Income Fund - Class I	$97	0.94%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM LAST YEAR?

For the fiscal year ended September 30, 2024, the Fund’s exposure to the Tactical Closed-End Fund Income strategy, managed by RiverNorth Capital Management, LLC was the primary driver of returns. Looking within the strategy, exposure to closed-end fund ("CEF") net asset values combined with discount narrowing were the largest drivers of returns. The strategy’s exposure to investment company debt contributed positively to absolute returns, however it detracted on a relative basis as compared to the Fund’s primary benchmark.

The Core Fixed Income Strategy and the Opportunistic Income Strategy, both managed by DoubleLine Capital, LP, also contributed positively to returns relative to the Fund’s benchmark.

We believe each of these strategies has a compelling investment thesis. The Opportunistic Fixed Income strategy provides exposure to a diversified portfolio of traditional and bespoke credit assets overseen by what we believe to be is one of the top fixed income managers in the world. As CEF investor sentiment continues to improve, the Tactical Closed-End Fund Income strategy may be poised to benefit from further discount narrowing. The Core Fixed Income strategy provides exposure to a diversified portfolio of fixed income assets while also providing capital that can be rapidly deployed in the event of further capital market or interest rate volatility.

Line Graph [Table Text Block]
	Class I - $143,338	Bloomberg US Aggregate Bond Index - $120,045
9/30/2014	$100,000	$100,000
3/31/2015	$102,404	$103,430
9/30/2015	$100,036	$102,941
3/31/2016	$103,073	$105,457
9/30/2016	$108,941	$108,286
3/31/2017	$110,790	$105,922
9/30/2017	$114,031	$108,365
3/31/2018	$113,525	$107,196
9/30/2018	$114,627	$107,047
3/31/2019	$118,461	$111,999
9/30/2019	$123,911	$118,069
3/31/2020	$116,187	$122,005
9/30/2020	$128,262	$126,315
3/31/2021	$134,012	$122,872
9/30/2021	$137,901	$125,185
3/31/2022	$131,880	$117,770
9/30/2022	$118,544	$106,908
3/31/2023	$124,139	$112,136
9/30/2023	$122,694	$107,597
3/31/2024	$134,610	$114,041
9/30/2024	$143,338	$120,045

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

RiverNorth/DoubleLine Strategic Income Fund	1 Year	5 Year	10 Year
Class I	16.82%	2.96%	3.67%
Bloomberg US Aggregate Bond Index	11.57%	0.33%	1.84%

Holdings Count | Holding	1,266
Advisory Fees Paid, Amount	$ 9,225,218
InvestmentCompanyPortfolioTurnover	84.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$1,279,994,692 # of Portfolio Holdings1,266 Portfolio Turnover Rate (Class I)84% Advisory Fees Paid$9,225,218
Holdings [Text Block]

STRATEGY ALLOCATION

As of September 30, 2024

(percentages are based on total investments)

Value	Value
DoubleLine Core Fixed Income	28.96%
Tactical Closed-End Fund Income Strategy (RiverNorth)	32.84%
DoubleLine Opportunistic Fixed Income	38.20%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.
C000095454
Shareholder Report [Line Items]
Fund Name	RIVERNORTH/DOUBLELINE STRATEGIC INCOME FUND
Class Name	CLASS R
Trading Symbol	RNDLX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.rivernorth.com/investments/rnsix-rndlx/. You can also request this information by contacting us at 888.848.7569.
Additional Information Phone Number	888.848.7569
Additional Information Website	https://www.rivernorth.com/investments/rnsix-rndlx/
Expenses [Text Block]

WHAT WERE THE FUND'S COST FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COST OF A $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
RiverNorth/DoubleLine Strategic Income Fund - Class R	$123	1.19%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM LAST YEAR?

For the fiscal year ended September 30, 2024, the Fund’s exposure to the Tactical Closed-End Fund Income strategy, managed by RiverNorth Capital Management, LLC was the primary driver of returns. Looking within the strategy, exposure to closed-end fund ("CEF") net asset values combined with discount narrowing were the largest drivers of returns. The strategy’s exposure to investment company debt contributed positively to absolute returns, however it detracted on a relative basis as compared to the Fund’s primary benchmark.

The Core Fixed Income Strategy and the Opportunistic Income Strategy, both managed by DoubleLine Capital, LP, also contributed positively to returns relative to the Fund’s benchmark.

We believe each of these strategies has a compelling investment thesis. The Opportunistic Fixed Income strategy provides exposure to a diversified portfolio of traditional and bespoke credit assets overseen by what we believe to be is one of the top fixed income managers in the world. As CEF investor sentiment continues to improve, the Tactical Closed-End Fund Income strategy may be poised to benefit from further discount narrowing. The Core Fixed Income strategy provides exposure to a diversified portfolio of fixed income assets while also providing capital that can be rapidly deployed in the event of further capital market or interest rate volatility.

Line Graph [Table Text Block]
	Class R - $13,984	Bloomberg US Aggregate Bond Index - $12,004
9/30/2014	$10,000	$10,000
3/31/2015	$10,237	$10,343
9/30/2015	$9,988	$10,294
3/31/2016	$10,268	$10,546
9/30/2016	$10,849	$10,829
3/31/2017	$11,019	$10,592
9/30/2017	$11,326	$10,836
3/31/2018	$11,262	$10,720
9/30/2018	$11,346	$10,705
3/31/2019	$11,721	$11,200
9/30/2019	$12,244	$11,807
3/31/2020	$11,468	$12,201
9/30/2020	$12,642	$12,632
3/31/2021	$13,191	$12,287
9/30/2021	$13,556	$12,518
3/31/2022	$12,949	$11,777
9/30/2022	$11,627	$10,691
3/31/2023	$12,145	$11,214
9/30/2023	$12,003	$10,760
3/31/2024	$13,149	$11,404
9/30/2024	$13,984	$12,004

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

RiverNorth/DoubleLine Strategic Income Fund	1 Year	5 Year	10 Year
Class R	16.50%	2.69%	3.41%
Bloomberg US Aggregate Bond Index	11.57%	0.33%	1.84%

Holdings Count | Holding	1,266
Advisory Fees Paid, Amount	$ 9,225,218
InvestmentCompanyPortfolioTurnover	84.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$1,279,994,692 # of Portfolio Holdings1,266 Portfolio Turnover Rate (Class R)84% Advisory Fees Paid$9,225,218
Holdings [Text Block]

STRATEGY ALLOCATION

As of September 30, 2024

(percentages are based on total investments)

Value	Value
DoubleLine Core Fixed Income	28.96%
Tactical Closed-End Fund Income Strategy (RiverNorth)	32.84%
DoubleLine Opportunistic Fixed Income	38.20%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.
C000119956
Shareholder Report [Line Items]
Fund Name	RIVERNORTH/OAKTREE HIGH INCOME FUND
Class Name	CLASS I
Trading Symbol	RNHIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.rivernorth.com/investments/rnhix-rnotx/. You can also request this information by contacting us at 888.848.7569.
Additional Information Phone Number	888.848.7569
Additional Information Website	https://www.rivernorth.com/investments/rnhix-rnotx/
Expenses [Text Block]

WHAT WERE THE FUND'S COST FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COST OF A $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
RiverNorth/Oaktree High Income Fund - Class I	$138	1.35%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM LAST YEAR?

For the fiscal year ended September 30, 2024, the Fund’s exposure to high yield bonds was the primary driver of returns. The Fund’s exposure to investment company debt also contributed positively to returns over the fiscal year. Trading activities within the RiverNorth Capital Management, LLC sleeve detracted from returns relative to the Fund’s primary benchmark for the fiscal year.

The Fund continues to offer investors access to Oaktree Fund Advisers, LLC, in our opinion one of the world’s top credit managers, while also providing a unique source of income and potential capital appreciation by overlaying opportunistic exposure to closed end funds, business development companies, and investment company debt.

Line Graph [Table Text Block]
	Class I - $149,005	Bloomberg US Aggregate Bond Index - $120,045	ICE BofAML Non-Financial Developed HY Constrained Index - $152,106	CS Leveraged Loan Index - $158,632
9/30/2014	$100,000	$100,000	$100,000	$100,000
3/31/2015	$101,235	$103,430	$98,783	$101,691
9/30/2015	$96,497	$102,941	$94,521	$101,233
3/31/2016	$98,317	$105,457	$96,175	$100,566
9/30/2016	$106,230	$108,286	$106,025	$106,622
3/31/2017	$110,657	$105,922	$109,833	$110,333
9/30/2017	$113,780	$108,365	$116,444	$112,339
3/31/2018	$114,056	$107,196	$116,865	$115,452
9/30/2018	$116,306	$107,047	$118,881	$118,228
3/31/2019	$117,980	$111,999	$120,624	$118,915
9/30/2019	$121,944	$118,069	$124,087	$121,909
3/31/2020	$107,715	$122,005	$109,932	$107,607
9/30/2020	$121,921	$126,315	$127,671	$122,927
3/31/2021	$129,184	$122,872	$137,360	$129,956
9/30/2021	$132,349	$125,185	$141,418	$133,324
3/31/2022	$129,602	$117,770	$134,581	$134,140
9/30/2022	$119,069	$106,908	$116,358	$129,829
3/31/2023	$128,176	$112,136	$128,520	$136,989
9/30/2023	$131,681	$107,597	$130,782	$146,024
3/31/2024	$141,753	$114,041	$142,290	$153,979
9/30/2024	$149,005	$120,045	$152,106	$158,632

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

RiverNorth/Oaktree High Income Fund	1 Year	5 Year	10 Year
Class I	13.16%	4.09%	4.07%
Bloomberg US Aggregate Bond Index	11.57%	0.33%	1.84%
ICE BofAML Non-Financial Developed HY Constrained Index	16.30%	4.16%	4.28%
CS Leveraged Loan Index	8.63%	5.41%	4.72%

Holdings Count | Holding	438
Advisory Fees Paid, Amount	$ 541,416
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$55,809,203 # of Portfolio Holdings438 Portfolio Turnover Rate (Class I)57% Advisory Fees Paid$541,416
Holdings [Text Block]

STRATEGY ALLOCATION

As of September 30, 2024

(percentages are based on total investments)

Value	Value
Global Bank Loan/High Yield Strategy (Oaktree)	84.94%
Tactical Closed-End Fund Income Strategy (RiverNorth)	15.06%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.
C000119955
Shareholder Report [Line Items]
Fund Name	RIVERNORTH/OAKTREE HIGH INCOME FUND
Class Name	CLASS R
Trading Symbol	RNOTX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.rivernorth.com/investments/rnhix-rnotx/. You can also request this information by contacting us at 888.848.7569.
Additional Information Phone Number	888.848.7569
Additional Information Website	https://www.rivernorth.com/investments/rnhix-rnotx/
Expenses [Text Block]

WHAT WERE THE FUND'S COST FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COST OF A $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
RiverNorth/Oaktree High Income Fund - Class R	$164	1.60%

Expenses Paid, Amount	$ 164
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM LAST YEAR?

For the fiscal year ended September 30, 2024, the Fund’s exposure to high yield bonds was the primary driver of returns. The Fund’s exposure to investment company debt also contributed positively to returns over the fiscal year. Trading activities within the RiverNorth Capital Management, LLC sleeve detracted from returns relative to the Fund’s primary benchmark for the fiscal year.

The Fund continues to offer investors access to Oaktree Fund Advisers, LLC, in our opinion one of the world’s top credit managers, while also providing a unique source of income and potential capital appreciation by overlaying opportunistic exposure to closed end funds, business development companies, and investment company debt.

Line Graph [Table Text Block]
	Class R - $14,537	Bloomberg US Aggregate Bond Index - $12,004	ICE BofAML Non-Financial Developed HY Constrained Index - $15,211	CS Leveraged Loan Index - $15,863
9/30/2014	$10,000	$10,000	$10,000	$10,000
3/31/2015	$10,111	$10,343	$9,878	$10,169
9/30/2015	$9,624	$10,294	$9,452	$10,123
3/31/2016	$9,793	$10,546	$9,618	$10,057
9/30/2016	$10,570	$10,829	$10,602	$10,662
3/31/2017	$10,995	$10,592	$10,983	$11,033
9/30/2017	$11,292	$10,836	$11,644	$11,234
3/31/2018	$11,317	$10,720	$11,686	$11,545
9/30/2018	$11,514	$10,705	$11,888	$11,823
3/31/2019	$11,665	$11,200	$12,062	$11,891
9/30/2019	$12,042	$11,807	$12,409	$12,191
3/31/2020	$10,622	$12,201	$10,993	$10,761
9/30/2020	$12,010	$12,632	$12,767	$12,293
3/31/2021	$12,710	$12,287	$13,736	$12,996
9/30/2021	$13,008	$12,518	$14,142	$13,332
3/31/2022	$12,722	$11,777	$13,458	$13,414
9/30/2022	$11,672	$10,691	$11,636	$12,983
3/31/2023	$12,550	$11,214	$12,852	$13,699
9/30/2023	$12,878	$10,760	$13,078	$14,602
3/31/2024	$13,862	$11,404	$14,229	$15,398
9/30/2024	$14,537	$12,004	$15,211	$15,863

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

RiverNorth/Oaktree High Income Fund	1 Year	5 Year	10 Year
Class R	12.88%	3.84%	3.81%
Bloomberg US Aggregate Bond Index	11.57%	0.33%	1.84%
ICE BofAML Non-Financial Developed HY Constrained Index	16.30%	4.16%	4.28%
CS Leveraged Loan Index	8.63%	5.41%	4.72%

Holdings Count | Holding	438
Advisory Fees Paid, Amount	$ 541,416
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$55,809,203 # of Portfolio Holdings438 Portfolio Turnover Rate (Class R)57% Advisory Fees Paid$541,416
Holdings [Text Block]

STRATEGY ALLOCATION

As of September 30, 2024

(percentages are based on total investments)

Value	Value
Global Bank Loan/High Yield Strategy (Oaktree)	84.94%
Tactical Closed-End Fund Income Strategy (RiverNorth)	15.06%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.